Consolidated statements of cash flows (Supplemental Disclosures) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents consist of:
Cash	$ 3,464	$ 9,325
Term deposits
Cash and cash equivalents	$ 3,464	$ 9,325